Financial Instruments (Details) - Schedule of financial assets measured at fair value - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets measured at fair value [Line Items]
Derivatives instruments
Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets measured at fair value [Line Items]
Derivatives instruments	$ (40)	$ 448	$ 329